BBH TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
March 4, 2009

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:              BBH TRUST (the “Trust” or “Registrant”)
BBH Broad Market Fund
Class N Shares
Class I Shares
BBH Core Select
Class N Shares
BBH International Equity Fund
Class N Shares
Class I Shares
1933 Act File No. 33-129342
1940 Act File No. 811-21829______________

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated February 28, 2009, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 5 on March 2, 2009.

If you have any questions regarding this certification, please contact me at (412) 288-8260.

Very truly yours,

/s/ Gail C. Jones
Gail C. Jones
Secretary